Marketable Securities - Summary of Fair Value of Available-for-Sale Marketable Securities by Type of Security (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 54,345	$ 171,632
Gross Unrealized Gains	62	20
Gross Unrealized Losses		(97)
Fair Value	54,407	171,555
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,189	36,723
Fair Value	6,189	36,723
U.S. Government Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,950	39,910
Gross Unrealized Gains	24
Gross Unrealized Losses		(12)
Fair Value	29,974	39,898
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18,206	94,999
Gross Unrealized Gains	38	20
Gross Unrealized Losses		(85)
Fair Value	$ 18,244	$ 94,934